Stock-based compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation

Our stock-based compensation plans primarily provide for the granting of stock options, stock-settled stock appreciation rights (SARs), restricted stock units (RSUs) and performance-based restricted stock units (PRSUs) to Officers and other key employees, as well as non-employee Directors. Stock options permit a holder to buy Caterpillar stock at the stock’s price when the option was granted. SARs permit a holder the right to receive the value in shares of the appreciation in Caterpillar stock that occurred from the date the right was granted up to the date of exercise.  RSUs are agreements to issue shares of Caterpillar stock at the time of vesting. PRSUs are similar to RSUs and include performance conditions in the vesting terms of the award.

Our long-standing practices and policies specify all stock-based compensation awards are approved by the Compensation Committee (the Committee) of the Board of Directors on the date of grant.  The stock-based award approval process specifies the number of awards granted, the terms of the award and the grant date.  The same terms and conditions are consistently applied to all employee grants, including Officers. The Committee approves all individual Officer grants.  The number of stock-based compensation awards included in an individual’s award is determined based on the methodology approved by the Committee.  The exercise price methodology approved by the Committee is the closing price of the Company stock on the date of the grant. The 2013 and 2014 grants were issued under the Caterpillar Inc. 2006 Long-Term Incentive Plan (approved by stockholders in June of 2006). In June of 2014, stockholders approved the Caterpillar Inc. 2014 Long-Term Incentive Plan under which all new stock-based compensation awards are granted.

Common stock issued from Treasury stock under the plans totaled 2,931,595 for 2015, 10,106,542 for 2014 and 6,258,692 for 2013. The total number of shares authorized for equity awards under the Caterpillar Inc. 2014 Long-Term Incentive Plan is 38,800,000, of which 25,503,631 shares remained available for issuance as of December 31, 2015.

Awards granted prior to 2015 generally vest three years after the date of grant (cliff vesting).  The awards granted in 2015 generally vest according to a three-year graded vesting schedule. One-third of the award will become vested on the first anniversary of the grant date, one-third of the award will become vested on the second anniversary of the grant date and one-third of the award will become vested on the third anniversary of the grant date. Beginning in 2015, PRSUs were granted. PRSUs generally have a three-year performance period and vest upon achievement of performance targets established at the time of grant.

At grant, SARs and option awards have a term life of ten years.  Upon separation from service, if the participant is 55 years of age or older with more than five years of service, the participant meets the criteria for a “Long Service Separation”.  If the “Long Service Separation” criteria are met, the vested options/SARs will have a life that is the lesser of ten years from the original grant date or five years from the separation date.

Prior to 2015, our stock-based compensation award terms allowed for the immediate vesting upon separation for employees who met the criteria for a "Long Service Separation" and fulfilled a requisite service period of six months.  For these employees, compensation expense was recognized over the period from the grant date to the end date of the six-month requisite service period. Award terms for the 2015 grant allowed for the immediate vesting upon separation for employees who met the criteria for a "Long Service Separation" with no requisite service period. For these employees, compensation expense for the 2015 grant was recognized immediately on the grant date. For employees who become eligible for immediate vesting under a "Long Service Separation" subsequent to the grant date and prior to the completion of the vesting period, compensation expense is recognized over the period from grant date to the date eligibility is achieved.

Accounting guidance on share-based payments requires companies to estimate the fair value of options/SARs on the date of grant using an option-pricing model.  The fair value of our option/SAR grants was estimated using a lattice-based option-pricing model.  The lattice-based option-pricing model considers a range of assumptions related to volatility, risk-free interest rate and historical employee behavior.  Expected volatility was based on historical Caterpillar stock price movement and current implied volatilities from traded options on Caterpillar stock. The risk-free rate was based on U.S. Treasury security yields at the time of grant.  The weighted-average dividend yield was based on historical information.  The expected life was determined from the lattice-based model. The lattice-based model incorporated exercise and post vesting forfeiture assumptions based on analysis of historical data. The following table provides the assumptions used in determining the fair value of the stock-based awards for the years ended December 31, 2015, 2014 and 2013, respectively.

	Grant Year
	2015	2014	2013
Weighted-average dividend yield	2.3%	2.2%	2.1%
Weighted-average volatility	28.4%	28.2%	30.6%
Range of volatilities	19.9-35.9%	18.4-36.2%	23.4-40.6%
Range of risk-free interest rates	0.22-2.08%	0.12-2.60%	0.16-1.88%
Weighted-average expected lives	8 years	8 years	8 years

The fair value of RSU and PRSU grants was estimated by reducing the stock price on the date of grant by the present value of the estimated dividends to be paid during the vesting period.  The estimated dividends are based on Caterpillar’s quarterly dividend per share at the time of the grant.

Please refer to Tables I and II below for additional information on our stock-based awards.

TABLE I — Financial Information Related to Stock-based Compensation

	Stock options / SARs		RSUs		PRSUs
	Shares	Weighted- Average Exercise Price	Shares	Weighted- Average Grant Date Fair Value	Shares	Weighted- Average Grant Date Fair Value

Outstanding at January 1, 2015	34,581,083	$74.48	4,084,136	$91.92	—	$—
Granted to officers and key employees [1]	7,939,497	$83.34	1,690,661	$77.55	132,068	$77.47
Exercised	(3,513,271)	$57.37	—	$—	—	$—
Vested	—	$—	(1,350,457)	$102.63	—	$—
Forfeited / expired	(668,784)	$76.78	(93,827)	$84.28	—	$—
Outstanding at December 31, 2015	38,338,525	$77.84	4,330,513	$83.14	132,068	$77.47
Exercisable at December 31, 2015	24,807,381	$72.26

Stock options/SARs outstanding and exercisable as of December 31, 2015:

	Outstanding				Exercisable
Exercise Prices	Shares Outstanding at 12/31/15	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]	Shares Outstanding at 12/31/15	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Aggregate Intrinsic Value [2]
$22.17 - 57.85	8,293,122	3.79	$44.29	$196	8,293,122	3.79	$44.29	$196
$63.04 - 73.20	7,876,270	1.15	$70.12	10	7,876,270	1.15	$70.12	10
$83.00 - 86.77	7,433,988	9.08	$83.05	—	520,547	9.18	$83.00	—
$88.51 - 96.31	8,872,548	7.49	$92.88	—	2,254,845	6.78	$91.53	—
$102.13 - 110.09	5,862,597	5.71	$106.31	—	5,862,597	5.71	$106.31	—
	38,338,525		$77.84	$206	24,807,381		$72.26	$206

[1]	No SARs were granted during the year ended December 31, 2015.

[2]
The difference between a stock award’s exercise price and the underlying stock’s closing market price at December 31, 2015, for awards with market price greater than the exercise price. Amounts are in millions of dollars.

The computations of weighted-average exercise prices and aggregate intrinsic values are not applicable to RSUs or PRSUs since these awards represent an agreement to issue shares of stock at the time of vesting.  At December 31, 2015, there were 4,330,513 outstanding RSUs with a weighted average remaining contractual life of 1.2 years and 132,068 outstanding PRSUs with a weighted-average remaining contractual life of 2.0 years.

TABLE II— Additional Stock-based Award Information

(Dollars in millions except per share data)	2015	2014	2013
Stock options/SARs activity:
Weighted-average fair value per share of stock awards granted	$23.61	$29.52	$28.34
Intrinsic value of stock awards exercised	$93	$649	$312
Fair value of stock awards vested [1]	$155	$108	$167
Cash received from stock awards exercised	$59	$259	$152

RSUs activity:
Weighted-average fair value per share of stock awards granted	$77.55	$89.18	$84.05
Fair value of stock awards vested [2]	$109	$106	$117

PRSUs activity:
Weighted-average fair value per share of stock awards granted	$77.47	$—	$—
Fair value of stock awards vested [2]	$—	$—	$—

[1]	Based on the grant date fair value.

[2]	Based on the underlying stock's closing market price on the vesting date.

In accordance with guidance on share-based payments, stock-based compensation expense is based on the grant date fair value and is classified within Cost of goods sold, Selling, general and administrative expenses and Research and development expenses corresponding to the same line item as the cash compensation paid to respective employees, officers and non-employee directors. Stock-based compensation expense is recognized on a straight-line basis over the requisite service period for awards with terms that specify cliff or graded vesting and contain only service conditions. Stock-based compensation expense for PRSUs is based on the probable number of shares expected to vest and is recognized using the graded vesting method when the award terms specify a graded vesting schedule.

Before tax, stock-based compensation expense for 2015, 2014 and 2013 was $283 million, $254 million and $231 million, respectively, with a corresponding income tax benefit of $87 million, $79 million and $73 million, respectively.

The amount of stock-based compensation expense capitalized for the years ended December 31, 2015, 2014 and 2013 did not have a significant impact on our financial statements.

At December 31, 2015, there was $215 million of total unrecognized compensation cost from stock-based compensation arrangements granted under the plans, which is related to non-vested stock-based awards.  The compensation expense is expected to be recognized over a weighted-average period of approximately 1.8 years.

We currently use shares in treasury stock to satisfy share award exercises.

The cash tax benefits realized from stock awards exercised for 2015, 2014 and 2013 were $68 million, $253 million and $127 million, respectively. We use the direct only method and tax law ordering approach to calculate the tax effects of stock-based compensation.  In certain jurisdictions, tax deductions for exercises of stock-based awards did not generate a cash benefit.  A tax benefit of approximately $21 million will be recorded in additional paid-in capital when these deductions reduce our future income taxes payable.